Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants [Abstract]
Schedule of private and public warrant at IPO date, and for private warrants of assumption to calculate fair value

For the private warrants at June 30, 2023 and December 31, 2022, the following assumptions were used to calculate the fair value:

	June 30,	December 31,
	2023	2022
Risk-free interest rate	4.08%	3.98%
Expected life	5.60 years	5.35 years
Expected volatility of underlying stock	0%	0%
Dividends	0%	0%

	December 31,		December 31,		May 7,
	2022		2021		2021
Risk-free interest rate	3.98%		0.32-1.26%		0.8%
Expected life	5.35	years	5	years	5.0	years
Expected volatility of underlying stock	0%		5 – 12%		20%
Dividends	0%		0%		0%